Property and Equipment, Net and Construction in Progress in Relation to The Headquarters Project - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 39,588	$ 38,465
Less: accumulated depreciation	(35,641)	(33,827)
Property and Equipment, Net	3,947	4,680
Total	88,186	49,166
Depreciation	2,000	3,500	$ 7,100
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	29,744	28,810
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,111	4,994
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,972	2,783
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	891	1,027
Self-developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	870	851
Property and Equipment, Net	0	42
Construction in progress in relation to the headquarters project
Property, Plant and Equipment [Line Items]
Property and Equipment, Net	$ 84,239	$ 44,486